Non-Controlling Interests - Additional Information (Details)		1 Months Ended		12 Months Ended
	Mar. 30, 2020	Mar. 31, 2019	Dec. 31, 2018 USD ($)	Dec. 31, 2023 director	Dec. 31, 2022
Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of shareholding	26.20%	26.20%		26.58%	26.20%
GDS Group | Shanghai RAAS Blood Products Co., Ltd.
Disclosure of subsidiaries [line items]
Percentage of shareholding				45.00%
Percentage to attribute the result				33.04%
Percentage of values in associate not recognised on consolidation in order to avoid duplicate effects of indirect participation				11.96%	33.20%
Proportion of economic rights held in subsidiary				45.00%
GDS Group | Shanghai RAAS Blood Products Co., Ltd. | Class A shares
Disclosure of subsidiaries [line items]
Percentage of shareholding				40.00%
GDS Group | Shanghai RAAS Blood Products Co., Ltd. | Class B Shares
Disclosure of subsidiaries [line items]
Percentage of shareholding				50.00%
Haema A G And B P C Plasma Inc
Disclosure of subsidiaries [line items]
Percentage of interest acquired			100.00%
Option to repurchase, percentage of shares			100.00%
Period for supply of certain output of plasma			30 years
Consideration on sale of Subsidiary | $			$ 538,000,000
GDS Group
Disclosure of subsidiaries [line items]
Ownership in subsidiary held by noncontrolling interests (as a percent)				33.20%	33.20%
Proportion of ownership interest in subsidiary				55.00%
Percentage of values in subsidiary not recognised on consolidation in order to avoid duplicate effects of indirect participation				11.96%
Proportion of economic rights held in subsidiary				55.00%
Proportion of Voting Rights Held In Subsidiary				60.00%
Number of board members in subsidiary that entity has right to name				3
Number of board members in subsidiary				5
Minimum percentage of investment or divestment in relevant assets requires approval based on total asset				30.00%
GDS Group | Class A Shares with Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				60.00%
GDS Group | Class B Shares without Voting Rights
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary				50.00%